RISK MANAGEMENT - Disclosure Of Derivative Financial Instruments Gain (Losses) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Changes in the value of the hedging instrument recognised in OCI (net of related tax)	$ (2,669)		$ (2,669)
Hedge ineffectiveness recognised in profit or loss	(11)	$ 0	(11)	$ 0
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,024		2,024
Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Changes in the value of the hedging instrument recognised in OCI (net of related tax)	(2,669)	0	(2,669)	0
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,024	0	2,024	0
Cross currency interest rate swap | Cash flow hedges
Disclosure Of Credit Risk Exposure [Line Items]
Nominal amount	75,000		75,000
Carrying Amount of Asset (Liability)	(3,018)		(3,018)
Hedge ineffectiveness recognised in profit or loss	$ 11	$ 0	$ 11	$ 0